Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,152,432	S/ 1,877,843
Deposits in the BCRP	14,102,067	5,861,570
Deposits in banks	1,891,420	2,112,316
Accrued interest	1,879	6,209
Total cash	18,147,798	9,857,938
Restricted funds	617,684	1,270,937
Cash and cash equivalents	S/ 18,765,482	S/ 11,128,875